Share-Based and Other Compensation Plans - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2016 Options shares	Dec. 31, 2014	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
IPO-Related Compensation Charges					$ 21,300,000
Compensation expense			$ 25,800,000	$ 22,500,000	$ 25,300,000
Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options repriced during period | Options	1,200,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, vesting period			1 month
Granted | shares			0
Weighted average fair value per share | $ / shares					$ 7.85
Risk-free interest rate					0.60%
Dividend yields					0.00%
Expected volatility					59.40%
Expected life of options					4 years
Options exercised intrinsic value			$ 300,000	2,600,000	$ 5,600,000
Unrecognized compensation cost related to unvested awards, period of recognition			1 year
Compensation (credit) expense			$ 800,000	3,000,000	(400,000)
Cash received for exercise of stock options			$ 200,000	1,000,000	2,400,000
Options exercised | shares			34,000
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, expiration period			10 years
Share based compensation, expiration period, service period			2 years
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, expiration period			15 years
Share based compensation, expiration period, service period			5 years
Total unrecognized compensation cost related to unvested options			$ 100,000
Anti-Dilution Option Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense			$ 0	$ 4,100,000	$ 14,500,000
Share based compensation, expiration period			5 years
Granted | shares			0	0
Weighted average fair value per share | $ / shares					$ 5.97
Risk-free interest rate					0.30%
Dividend yields					0.00%
Expected volatility					60.80%
Expected life of options					2 years
Options exercised intrinsic value				$ 600,000	$ 100,000
Cash received for exercise of stock options				3,200,000	400,000
Options exercised | shares			0
Anti-Dilution Option Grants [Member] | Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options, granted | shares	700,000
Anti-Dilution Option Grants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, expiration period			10 years
Time Based Restricted Stock Units RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense			$ 22,800,000	$ 13,000,000	$ 5,700,000
Unrecognized compensation cost related to unvested awards, period of recognition			1 year 8 months 12 days
Number of awards, Granted | shares			716,000
Weighted average grant date fair value of stock awards | $ / shares			$ 11.64	$ 17.45	$ 20.13
Total intrinsic value of vested stock awards			$ 8,000,000	$ 8,600,000	$ 2,500,000
Total unrecognized compensation cost related to unvested stock awards			$ 31,500,000
Time Based Restricted Stock Units RSU [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, vesting period			6 months
Time Based Restricted Stock Units RSU [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, vesting period			3 years
Performance Based Restricted Stock Units RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense			$ 2,200,000	$ 2,400,000	$ 1,100,000
Share based compensation, vesting period			3 years
Granted | shares			483,000
Unrecognized compensation cost related to unvested awards, period of recognition			1 year
Weighted average grant date fair value of stock awards | $ / shares			$ 8.97	$ 21.48	$ 21.96
Total unrecognized compensation cost related to unvested stock awards			$ 2,200,000
Performance Based Restricted Stock Units RSU [Member] | Black Scholes Model [Member] | Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, vesting period	2 years
Number of awards, Granted | shares	1,300,000
Restricted Stock Awards [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of stock awards | $ / shares					$ 18.00
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense					$ 4,500,000
Number of awards, Granted | shares			0	0
Total intrinsic value of vested stock awards					4,200,000
Cost of Sales [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense					2,400,000
Selling, General and Administrative Expenses [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense					$ 18,900,000
2013 Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant | shares			10,000,000
Shares available for future issuance | shares			4,100,000
2014 Option Modification [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense				$ 4,700,000
Risk-free interest rate		1.30%
Dividend yields		0.00%
Expected volatility		45.00%
Expected life of options		4 years 1 month 6 days
Number of stock options, granted | shares				1,900,000
Incremental fair value of option modifications | $ / shares				$ 2.52
Share based compensation, expiration period				5 years
Option modification, description			During the year ended December 31, 2014, 1.9 million stock options, including 1.6 million anti-dilution options, were amended to (a) extend the expiration date by five years; and (b) extend the duration of exercisability from one year to three years after ceasing to be an employee of the company. We estimated an additional expense of $2.52 per option resulting from the amendment, being the difference between the fair value of the amended option and the fair value of the original award before amendment. The fair value was measured using the Black-Scholes option pricing model
2014 Option Modification [Member] | Anti-Dilution Option Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options, granted | shares				1,600,000
Pre-2014 Amendment Option Modification [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		0.30%
Dividend yields		0.00%
Expected volatility		45.00%
Expected life of options		1 year 7 months 6 days
Pre-2014 Amendment Option Modification [Member] | Anti-Dilution Option Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		0.30%
Dividend yields		0.00%
Expected volatility		45.00%
Expected life of options		1 year 7 months 6 days